Filed pursuant to 497(e) and 497(k)
File Nos. 002-80751 and 811-03618

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED DECEMBER 20, 2022

TO THE

SUMMARY PROSPECTUS,

PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH

DATED APRIL 29, 2022, AS SUPPLEMENTED

BLACKROCK BOND INCOME PORTFOLIO

Effective immediately, Chi Chen has been named as a portfolio manager of BlackRock Bond Income Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. As of November 30, 2022 Ms. Chen did not beneficially own any equity securities of the Portfolio. Effective on or about March 31, 2023, it is expected that Bob Miller will no longer serve as a portfolio manager of the Portfolio. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection titled “Portfolio Managers” of the section titled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. Rick Rieder, Managing Director of BlackRock, Bob Miller, Managing Director of BlackRock, David Rogal, Managing Director of BlackRock, and Chi Chen, Director of BlackRock, have managed the Portfolio since 2010, 2011, 2017, and 2022, respectively. Effective on or about March 31, 2023, it is expected that Bob Miller will no longer serve as a portfolio manager of the Portfolio.

In the Prospectus, the fifth paragraph in the subsection titled “The Subadviser” of the section titled “Additional Information About Management” is deleted in its entirety and replaced with the following:

Rick Rieder, Bob Miller, David Rogal, and Chi Chen are the portfolio managers of the Portfolio. Messrs. Rieder, Miller, and Rogal, and Ms. Chen are members of BlackRock’s Fundamental Fixed Income Portfolio Management Group (the “Group”), which leverages the individual expertise of the Group’s members. As part of the portfolio management process, the Group uses BlackRock’s risk management analytics to regularly evaluate the composition of the Portfolio.

In the Prospectus, the seventh paragraph in the subsection titled “The Subadviser” of the section titled “Additional Information About Management” is deleted in its entirety and replaced with the following:

Mr. Miller, a manager of the Portfolio since 2010, has been Chief Investment Officer of Fixed Income, Fundamental Portfolios, and Head of the Corporate Credit Group and the Multi-Sector and Mortgages Group since 2010 and a Managing Director of BlackRock since 2009. Effective on or about March 31, 2023, it is expected that Mr. Miller will no longer serve as a portfolio manager to the Portfolio.

In the Prospectus, the following is added after the last paragraph in the subsection titled “The Subadviser” of the section titled “Additional Information About Management”:

Ms. Chen, a manager of the Portfolio since 2022, has been a director of BlackRock since 2020. Ms. Chen has served as a portfolio manager within BlackRock’s Multi-Sector Mutual Fund team and led research efforts for BlackRock’s Global Fixed Income Group since 2017.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the information with respect to Mr. Miller is deleted in its entirety and the following information with respect to Mr. Miller and Ms. Chen is added:

Name of Portfolio Manager	Category of Account	Total Number of Other Accounts	Total Assets in All Other Accounts	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee
Bob Miller,[1]	Registered Investment Companies	19	$94,140,000,000	0	N/A
BlackRock Bond Income Portfolio	Other Pooled Investment Vehicles	18	$26,740,000,000	1	$2,730,000,000
	Other Accounts	67	$26,239,000,000	6	$1,004,000,000

Chi Chen,[2]	Registered Investment Companies	8	$30,630,000,000	0	N/A
BlackRock Bond Income Portfolio	Other Pooled Investment Vehicles	5	$9,210,000,000	0	N/A
	Other Accounts	1	$53,990,000	0	N/A

[1]	It is expected that Bob Miller will no longer serve as a portfolio manager of BlackRock Bond Income Portfolio effective on or about March 31, 2023.
[2]	Other accounts managed information is as of September 30, 2022.

In Appendix C of the SAI, the first paragraph of the Portfolio’s “Material Conflicts of Interest” section is deleted in its entirety and replaced with the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolios. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolios by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Delbos, Garfin, Keenan, Miller, Rieder, Rogal and Schoenhofen and Ms. Chen may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Delbos, Garfin, Keenan, Miller, Rieder, Rogal and Schoenhofen and Ms. Chen may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Effective on or about March 31, 2023, it is expected that Mr. Miller will no longer serve as a portfolio manager of BlackRock Bond Income Portfolio.

In Appendix C of the SAI, the subsection titled “Discretionary Incentive Compensation – Messrs. Delbos, Garfin, Keenan, Miller, Reider, Rogal and Schoenhofen” in the Portfolio’s “Compensation” section is retitled “Discretionary Incentive Compensation – Messrs. Delbos, Garfin, Keenan, Miller, Rieder, Rogal and Schoenhofen and Ms. Chen”.

In Appendix C of the SAI, in the subsection titled “Discretionary Incentive Compensation – Messrs. Delbos, Garfin, Keenan, Miller, Reider, Rogal and Schoenhofen” in the Portfolio’s “Compensation” section, the information in the table with respect to Messrs. Miller, Rieder and Rogal is deleted in its entirety and replaced with the following:

Portfolio Manager	Benchmark
Chi Chen	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Bob Miller[1]
Rick Rieder
David Rogal

[1]	It is expected that Mr. Miller will no longer serve as a portfolio manager of BlackRock Bond Income Portfolio effective on or about March 31, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE